Revenue	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
The Company’s primary source of revenue is from chartering its vessels (Aframax tankers, Suezmax tankers and Long Range 2 (or LR2) tankers) to its customers. The Company utilizes two primary forms of contracts, consisting of voyage charters and time charters.

The extent to which the Company employs its vessels on voyage charters versus time charters is dependent upon the Company’s chartering strategy and the availability of time charters. Spot market rates for voyage charters are volatile from period to period, whereas time charters provide a stable source of monthly revenue. The Company also provides ship-to-ship support services, which include managing the process of transferring cargo between seagoing ships positioned alongside each other, either stationary or underway, as well as management services to third-party owners of vessels. Prior to April 30, 2020, the Company managed liquefied natural gas (or LNG) terminals and procured LNG-related goods for terminal owners and other customers. On April 30, 2020, the Company completed the sale of the non-U.S. portion of its ship-to-ship support services business, as well as its LNG terminal management business (see note 19).

Voyage Charters

Voyage charters are charters for a specific voyage that are usually priced on a current or "spot" market rate. Voyage charters for full service lightering voyages may also be priced based on pre-agreed terms. The performance obligations within a voyage charter contract, which will typically include the lease of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of the voyage, as measured using the time that has elapsed from commencement of performance. In addition, any expenses that are unique to a particular voyage, including fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the vessel owner. The Company’s voyage charters will normally contain a lease; however, judgment is necessary to determine whether this is the case based upon the decision-making rights the charterer has under the contract. Consideration for such contracts are considered either fixed or variable, depending on certain conditions. Delays caused by the charterer result in additional consideration. Payment for the voyage is not due until the voyage is completed. The duration of a single voyage will typically be less than three months. As such, accrued revenue at the end of a period will be invoiced and paid in the subsequent period. The amount of accrued revenue at any point in time will depend on the percent completed of each voyage in progress as well as the freight rate agreed for those specific voyages. The Company does not engage in any specific tactics to minimize vessel residual value risk due to the short-term nature of the contracts.
Time Charters

Pursuant to a time charter, the Company charters a vessel to a customer for a fixed period of time, generally one year or more. The performance obligations within a time-charter contract, which will include the lease of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of such contract, as measured using the time that has elapsed from commencement of performance. In addition, any expenses that are unique to a particular voyage, including any fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the customer, as long as the vessel is not off-hire. Hire is typically invoiced monthly in advance for time-charter contracts, based on a fixed daily hire amount. However, certain sources of variability exist, including off-hire and sometimes profit share revenue. If the vessel is off-hire due to mechanical breakdown or for any other reason, the charterer does not pay charter hire for this time. For contracts including a profit share component, the profit share consideration occurs when actual spot tanker rates earned by the vessel exceed certain thresholds for a period of time. Variable consideration of the Company’s contracts is typically recognized as incurred. The Company does not engage in any specific tactics to minimize vessel residual value risk.

As at December 31, 2021, three of the Company’s vessels operated under time-charter contracts with the Company’s customers, all of which are scheduled to expire in 2022. As at December 31, 2021, the future hire payments expected to be received by the Company under time charters then in place were approximately $11.3 million. The hire payments should not be construed to reflect a forecast of total charter hire revenues for any of the periods. Future hire payments do not include hire payments generated from new contracts entered into after December 31, 2021, from unexercised option periods of contracts that existed on December 31, 2021 or from variable consideration, if any. In addition, future hire payments presented above have been reduced by estimated off-hire time for required period maintenance. Actual amounts may vary given future events such as unplanned vessel maintenance.

The carrying amount of the Company's owned and leased vessels employed on time charters as at December 31, 2021, was $61.7 million (December 31, 2020 - $344.4 million). The cost and accumulated depreciation of the vessels employed on these time charters as at December 31, 2021 were $74.3 million (December 31, 2020 - $464.8 million) and $12.6 million (December 31, 2020 - $120.4 million), respectively. As at December 31, 2021, the Company had $0.9 million (December 31, 2020 - $4.2 million) advanced payments recognized as contract liabilities that are expected to be recognized as time-charter revenues in the following periods which are included in other current liabilities on the Company's consolidated balance sheets. During the year ended December 31, 2021, the Company recognized revenue of $4.2 million that was included as contract liabilities at December 31, 2020.

Other Revenues

Ship-to-ship support services include managing the process of transferring cargo between seagoing ships positioned alongside each other. Each operation is typically completed in less than 48 hours. The performance obligations within LNG terminal and vessel management contracts are satisfied as services are rendered over the duration of such contracts. The management fee, consisting of a fixed component based on the period of management and in certain cases a variable component based on the asset earnings, is invoiced monthly in arrears. Substantially all of the Company’s performance obligations are satisfied over the duration of the associated contract, and the Company uses the proportion of elapsed time as its method to recognize revenue over the contract duration. The variable consideration of the Company’s contracts is typically recognized as incurred as such consideration is allocated to distinct periods within a contract. On April 30, 2020, the Company completed the sale of the non-U.S. portion of its ship-to-ship support services business, as well as its LNG terminal management business (see note 19).

Revenue Table

The following table contains a breakdown of the Company's revenue by contract type for the years ended December 31, 2021, 2020 and 2019. All revenue is part of the Company's tanker segment, except for revenue for the non-U.S. portion of the ship-to-ship support services and LNG terminal management, consultancy, procurement, and other related services, which are part of the Company's previously existing ship-to-ship transfer segment (see note 4). The Company’s lease income consists of the revenue from its voyage charters and time-charters.

	Year Ended December 31,
	2021 $	2020 $	2019 $
Voyage charter revenues
Suezmax	259,075	340,535	424,578
Aframax	92,922	198,206	255,702
LR2	79,969	109,343	119,486
Full service lightering	53,930	93,720	81,837
Total	485,896	741,804	881,603

Time-charter revenues
Suezmax	20,390	107,543	15,658
Aframax	22,341	13,262	1,837
LR2	3,428	6,793	—
Total	46,159	127,598	17,495

Other revenues
Ship-to-ship support services	5,467	9,621	24,015
Vessel management	4,845	7,019	8,461
LNG terminal management, consultancy, procurement and other	—	392	12,343
Total	10,312	17,032	44,819

Total revenues	542,367	886,434	943,917